SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN DOMESTIC GROWTH EQUITY FUNDS

I.              Evergreen Large Company Growth Fund (the “Fund”)

Effective May 20, 2010, Evergreen Large Company Growth Fund is managed by Bruce C. Olson, Thomas C. Ognar, and Joseph M. Eberhardy.  Accordingly, the section of the prospectus for the Fund entitled “Fund Summary – Fund Management” is revised to reflect the following:

Investment Advisor	Sub-advisor	Portfolio Manager(s), Title/Year Joined Fund
Evergreen Investment Management Company, LLC	N/A	Bruce C. Olson, CFA, Portfolio Manager/ 2010 Thomas C. Ognar, CFA, Portfolio Manager/2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager/2010

The section of the prospectus for the Fund entitled “Investment Goals, Strategies and Risks – Investment Goals and Strategies” is revised as follows:

The last sentence of the section entitled “Principal Investment Strategies” is replaced with the following:

                “The Fund’s portfolio managers employ a growth style of equity management. They focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. The portfolio managers believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements and they use an investment process which is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue.”

The section of the prospectus for the Fund entitled “Fund Management – Portfolio Manager(s)” is revised to reflect the following:

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Bruce C. Olson, CFA/2010	Portfolio Manager	EIMC and/or affiliate 2005-Present	Portfolio Manager
Thomas C. Ognar, CFA/2010	Portfolio Manager	EIMC and/or an affiliate 2005-Present	Portfolio Manager
Joseph M. Eberhardy, CFA, CPA/2010	Portfolio Manager	EIMC and/or an affiliate 2005-Present	Portfolio Manager, Senior Research Analyst

II.            Evergreen Omega Fund (the “Fund”)

Effective May 20, 2010, Evergreen Omega Fund is managed by Thomas J. Pence and Michael T. Smith. Accordingly, the section of the prospectuses for the Fund entitled “Fund Summary – Fund Management” is revised to reflect the following:

Investment Advisor	Sub-advisor	Portfolio Manager(s), Title/Year Joined Fund
Evergreen Investment Management Company, LLC	N/A	Thomas J. Pence, CFA, Portfolio Manager/2010 Michael T. Smith, CFA, Portfolio Manager/2010

The section of the prospectuses for the Fund entitled “Investment Goals, Strategies and Risks – Investment Goals and Strategies” is revised as follows:

The last sentence of the section entitled “Principal Investment Strategies” is replaced with the following:

                “The Fund’s portfolio managers employ a growth style of equity management. They seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market shares) and that they believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). In addition, the Fund’s portfolio managers seek a favorable risk/reward relationship to fair valuation, which they define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.”

The section of the prospectuses for the Fund entitled “Fund Management – Portfolio Manager(s)” is revised to reflect the following:

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Thomas J. Pence, CFA/2010	Portfolio Manager	EIMC and/or an affiliate 2005-Present	Portfolio Manager
Michael T. Smith, CFA/2010	Portfolio Manager	EIMC and/or an affiliate 2005 –Present	Portfolio Manager, Analyst

III.           Evergreen Large Company Growth Fund and Evergreen Omega Fund

(each, a “Fund” and together, the “Funds”)

                In the Funds’ statement of additional information, the table in the section entitled “Portfolio Manager(s) – Other Funds and Accounts Managed” is amended to reflect the following information, which is as of July 31, 2009 unless otherwise indicated:

Portfolio Manager		(Assets)
Joseph M. Eberhardy, CFA, CPA[1]	Number of registered investment companies managed	2
	Assets of registered investment companies managed	$83 million
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	20
	Assets of separate accounts managed	$657 million
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$248 million
Thomas C. Ognar, CFA[1]	Number of registered investment companies managed	2
	Assets of registered investment companies managed	$83 million
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	39
	Assets of separate accounts managed	$660 million
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$248 million
Bruce C. Olson, CFA[1]	Number of registered investment companies managed	2
	Assets of registered investment companies managed	$83
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	14
	Assets of separate accounts managed	$657 million
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$248 million
Thomas J. Pence, CFA[2]	Number of registered investment companies managed	11
	Assets of registered investment companies managed	$1.5 billion
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	4
	Assets of other pooled investment vehicles managed	$47 million
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	205
	Assets of separate accounts managed	$6.3 billion
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
Michael T. Smith, CFA[3]	Number of registered investment companies managed	0
	Assets of registered investment companies managed	0
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	22
	Assets of separate accounts managed	$244 million
	Number of those subject to performance fee	0
	Asssets of those subject to performance fee	0

1. As of July 31, 2009, Joseph M. Eberhardy, Thomas C. Ognar and Bruce C. Olson were not portfolio managers of Evergreen Large Company Growth Fund.

2.As of July 31, 2009, Thomas J. Pence was not a portfolio manager of Evergreen Omega Fund.

3.Information for Michael T. Smith is as of December 31, 2009.  As of that date, Mr. Smith was not a portfolio manager of Evergreen Omega Fund.

In the Funds’ statement of additional information, the table in the section entitled “Portfolio Manager(s) – Fund Holdings” is amended to reflect the following information, which is as of May 20, 2010:

Portfolio Manager	Fund	Dollar Range of Holdings in Fund	Dollar Range of Holdings in Evergreen Family of Funds
Joseph M. Eberhardy	Evergreen Large Company Growth Fund	$0	$0
Thomas C. Ognar	Evergreen Large Company Growth Fund	$0	$0
Bruce C. Olson	Evergreen Large Company Growth Fund	$0	$0
Thomas J. Pence	Evergreen Omega Fund	$0	$0
Michael T. Smith	Evergreen Omega Fund	$0	$0

May 20, 2010                                                                                                                                         587237 (5/10)